OPERATING REVENUES (Tables)	6 Months Ended
Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
Lease and Non-Lease Components of Revenue	The lease and non-lease components of our revenues in the six months ended June 30, 2022 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	48,451	—	48,451
Voyage charter revenues	84,983	378,212	463,195
Other income	—	6,235	6,235
Total	133,434	384,447	517,881

The lease and non-lease components of our revenues in the six months ended June 30, 2021 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	42,111	—	42,111
Voyage charter revenues	23,433	290,484	313,917
Other income	—	7,982	7,982
Total	65,544	298,466	364,010

Schedule of Contract Assets
As of June 30, 2022 and December 31, 2021, the Company reported the following contract assets in relation to its contracts with customers, including those contracts containing lease components where the non-lease component was the predominant component and the revenues where therefore accounted for under ASC 606:

(in thousands of $)	2022	2021
Voyages in progress	45,734	38,145
Trade accounts receivable	42,212	60,568
Related party receivables	6,881	5,397
Other current assets	4,223	3,813
Total	99,050	107,923